Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 803,271	$ 533,627	$ 417,005
Accounts receivable, net	13,420,456	7,791,342	4,505,254
Marketable securities		0	150,793
Prepaid expenses and other current assets	1,288,099	802,020	593,291
Inventories	264,884	273,103	549,432
Deferred tax asset	142,745	153,466	187,170
Total current assets	15,919,455	9,553,558	6,402,945
Property and Equipment, net	13,801,019	15,020,890	14,759,039
Fixed Assets Held for Sale, net	71,342	304,429	412,831
Non-Competition Agreements, net	15,000	30,000	180,000
Goodwill	301,087	301,087	301,087
Long-term portion of interest rate swap	22,374	16,171	0
Other Assets	723,068	630,891	64,770
TOTAL ASSETS	30,853,345	25,857,026	22,120,672
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	3,520,176	3,585,785	2,954,687
Income taxes payable	1,509,297	0
Line of credit borrowings	1,234,447	2,151,052	2,263,227
Current portion of long-term debt	2,229,883	2,236,343	3,867,658
Current portion of interest rate swap	13,476	24,048	0
Total current liabilities	8,507,279	7,997,228	9,085,572
Long-Term Liabilities
Deferred rent payable	20,127	20,860	22,044
Subordinated debt - related party		0	1,477,760
Long-term debt, less current portion	9,909,737	10,570,928	8,020,435
Deferred income taxes, net	1,586,869	451,662	387,487
Total long-term liabilities	11,516,733	11,043,450	9,907,726
Total liabilities	20,024,012	19,040,678	18,993,298
Commitments and Contingencies
Stockholders' Equity
Common and preferred stock. $.005 par value Authorized: 100,000,000 common shares and 10,000,000 preferred shares	159,127	159,127	108,894
Additional paid-in-capital	9,933,085	9,864,363	6,112,674
Accumulated earnings (deficit)	731,694	(3,202,337)	(3,117,267)
Accumulated other comprehensive income	5,427	(4,805)	23,073
Total stockholders' equity	10,829,333	6,816,348	3,127,374
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 30,853,345	$ 25,857,026	$ 22,120,672